Leases - Schedule of Lease Cost (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease expense	$ 48	$ 41	$ 134	$ 118	$ 159	$ 153	$ 136
Amortization of leased assets	25	22	73	62	86	66	58
Interest on lease liabilities	4	4	13	11	16	11	7
Short term lease cost	15	14	42	44	56	59	46
Variable lease cost	2	1	3	3	3	5	36
Total lease expense	$ 94	$ 82	$ 265	$ 238	$ 320	$ 294	$ 283